Vessels, Net	9 Months Ended
Sep. 30, 2012
Vessels Net [Abstract]
Vessels, Net

6. Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2011	$305,592,515	$(36,984,152)	$268,608,363
Newbuilding deliveries	46,019,408	-	46,019,408
Depreciation for the period	-	(12,212,686)	(12,212,686)
Balance September 30, 2012	$351,611,923	$(49,196,838)	$302,415,085

All vessels are first-priority mortgaged as collateral to the Company’s loan facilities.